FINANCING (Details) - Schedule of Debt (Parentheticals)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Unsecured note payable [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate		8.00%	8.00%
Unsecured convertible notes payable #1 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	9.90%	9.90%	9.90%
Unsecured convertible notes payable #2 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	8.00%	8.00%	8.00%
Unsecured convertible notes payable #3 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	7.00%	7.00%	7.00%
Unsecured convertible notes payable #4 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	5.00%	5.00%	5.00%